Segment Information - Analysis of the Results and Cash Flows of Discontinued Operations (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of discontinued operations and disposal groups [line items]
Sales			£ 312
Operating profit			48
Finance income/(costs)	£ 0	£ 0	0
Profit before tax			48
Income tax			(8)
Profit after tax			40
Attributable tax benefit	0	0	0
Attributable tax expense			(49)
Mergermarket transaction costs	0	0	0
Attributable tax expense			(49)
Profit for the year from discontinued operations			1,175
Operating cash flows			31
Investing cash flows			3
Financing cash flows	£ 0	£ 0	0
Total cash flows			34
The Economist [member]
Disclosure of discontinued operations and disposal groups [line items]
Profit on disposal of Financial Times			473
Financial Times [member]
Disclosure of discontinued operations and disposal groups [line items]
Profit on disposal of Financial Times			711
FT Group [member]
Disclosure of discontinued operations and disposal groups [line items]
Sales			312
Operating profit			48
Finance income/(costs)			0
Profit before tax			48
Income tax			(8)
Profit after tax			40
Attributable tax benefit			0
Attributable tax expense			(49)
Mergermarket transaction costs			0
Attributable tax expense			(49)
Profit for the year from discontinued operations			1,175
Operating cash flows			31
Investing cash flows			3
Financing cash flows			0
Total cash flows			34
FT Group [member] | The Economist [member]
Disclosure of discontinued operations and disposal groups [line items]
Profit on disposal of Financial Times			473
FT Group [member] | Financial Times [member]
Disclosure of discontinued operations and disposal groups [line items]
Profit on disposal of Financial Times			£ 711